Net Income (Loss) Per Common Share - Summary of Net Income per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Dec. 20, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss) applicable to controlling interests		$ 833.5	$ (435.1)
Less: Preferred share dividends		(68.5)	(66.6)
Gain on redemption of preferred shares (note 25)	$ 3.5	3.5	0.0
Net income (loss) applicable to common shares		$ 768.5	$ (501.7)
Denominator:
Weighted average number of common shares outstanding (shares)		276.9	222.6
Dilutive equity instruments (shares)		0.5	0.0
Weighted average number of common shares outstanding - diluted (shares)		277.4	222.6
Basic net income (loss) per common share (per share)		$ 2.78	$ (2.25)
Diluted net income (loss) per common share (per share)		$ 2.77	$ (2.25)
Anti-dilutive share options excluded from diluted income per share (shares)		4.3	4.0